Note 18 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
	2015	2014

Balance, Beginning	$3,233,949	$4,064,588

New Loans	4,900,932	6,406,713
Repayments	(6,065,098)	(7,237,352)
Transactions Due to Changes in Directors	(253,174)	-

Balance, Ending	$1,816,609	$3,233,949